S000039473 [Member] Investment Objectives and Goals - Sit Quality Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION SIT QUALITY INCOME FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sit Quality Income Fund (the “Fund”) seeks high current income and safety of principal.